Annual Fund Operating Expenses - Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly - Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly	Oct. 31, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%